Acquisition of Divested Products from the Watson/Actavis Merger (Tables) (Watson/Actavis Divestiture Products [Member])	12 Months Ended
Dec. 31, 2012
Watson/Actavis Divestiture Products [Member]
Business Acquisition [Line Items]
Schedule of Business Combination, Allocation of Assets and Liabilities
The purchase price of the acquisition was allocated to the net tangible and intangible assets acquired on the basis of estimated fair values, as follows: ($ in thousands):

	Estimated Fair Value	Estimated Useful Life
Intangible asset related to developed products	$101,200	7 years
Intangible asset related to IPR&D products	14,300	Various
Total assets acquired	115,500
Purchase price	110,000
Gain on bargain purchase	$5,500

Schedule of Supplemental Pro Forma Information
The pro forma information is not necessarily indicative either of the combined results of operations that actually would have been realized had the acquisition been consummated during the periods for which pro forma information is presented, or is it intended to be a projection of future results or trends.

	December 31,	December 31,
(amounts in thousands)	2012	2011

Total revenues	$1,125,461	$1,014,979

Income (loss) from continuing operations	5,364	(26,729)